UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities Limited
Address: Esemplia Emerging Markets
         9th Floor, 10 Exchange Square, Primrose St.
         London, England  EC2A 2EN,

13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jim Kandunias
Title:     Compliance Officer
Phone:     44-20-7858-3020

Signature, Place, and Date of Signing:

     Jim Kandunias     London, England     May 15, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $99,882 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CREDICORP LTD                  COM              G2519Y108    18748   112900 SH       DEFINED 1              112900        0        0
ECOPETROL S A                  SPONSORED ADS    279158109     6960   127644 SH       DEFINED 1              127644        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106    13301   117187 SH       DEFINED 1              117187        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106      114    14692 SH       DEFINED 1               14692        0        0
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202     8891    65048 SH       DEFINED 1               65048        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     3456    92332 SH       DEFINED 1               92332        0        0
ISHARES INC                    MSCI TAIWAN      464286731     3652   273710 SH       DEFINED 1              273710        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106    14103   792292 SH       DEFINED 1              792292        0        0
STERLITE INDS INDIA LTD        ADS              859737207     3036   434951 SH       DEFINED 1              434951        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100    11079   644500 SH       DEFINED 1              644500        0        0
TATA MTRS LTD                  SPONSORED ADR    876568502     3137   128500 SH       DEFINED 1              128500        0        0
VALE S A                       ADR REPSTG PFD   91912E204    13405   810930 SH       DEFINED 1              810930        0        0